Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk
(17) Concentrations of Credit Risk
Concentration risks
Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2008	% of sales	2009	% of sales	2010	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	180,595	21%	225,847	20%	275,889	19%
China Pacific Property Insurance Co., Ltd (“CPIC”)	165,879	20%	196,530	17%	202,404	14%
Aviva-Cofco Life Insurance Co., Ltd (“Aviva-Cofco”)	*	*	*	*	192,670	13%
Ping An Property & Casualty Insurance Company of China, Ltd (“Ping An”)	98,410	12%	140,057	12%	156,251	11%

	444,884	53%	562,434	49%	827,214	57%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2009	%	2010	%
	RMB		RMB
Aviva-Cofco	26,176	14%	62,509	26%
PICC	46,539	25%	34,572	14%
Ping An	18,305	10%	*	*
CPIC	17,638	10%	*	*

	108,658	59%	97,081	40%

*	Less than 10%
The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.
Substantially all of the Group’s revenues for the three years ended December 31, 2008, 2009 and 2010 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.
Currency risk
Except for the proceeds from initial public offering and follow-on offering are in USD, substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.